Lease Right-Of-Use Assets and Lease Liabilities	6 Months Ended
Jun. 30, 2025
Lease Right-of-use Assets And Lease Liabilities
Lease Right-Of-Use Assets and Lease Liabilities

Note 11 – Lease Right-Of-Use Assets and Lease Liabilities

As of June 30, 2025, the company has four separate operating lease agreements for three office space in Malaysia with a term of three years, and one operating land lease in Malaysia (USM Penang) with a term of 20 years. The company accounts for the lease and non-lease components of its leases as a single lease component. Lease expense is recognized on a straight-line basis over the lease term.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease terms. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make the lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payment made and excludes lease incentives.

The components of operating lease cost and supplemental cash flow information related to leases are as follows:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Lease costs
Operating leases - rental expenses	$18,507	$34,772
Operating leases - rental payment	$11,655	$21,646

Other information
Cash paid for amounts included in the measurement of lease liabilities	$18,507	$34,772
Weighted average remaining lease term – operating leases (in years)	15.83	16.87
Weighted average discount rate – operating leases	6.35 – 6.85%	6.35 – 6.85%

The supplemental balance sheet information related to lease is as follows:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Non – current assets
Right-of-use assets, net (i)	$454,826	$415,003

Current liabilities
Operating lease liabilities	$21,585	$19,572

Non - Current liabilities
Operating lease liabilities	$566,627	$504,934

(i)	Operating lease right-of-use assets are measured at a cost of $575,013 and $510,430 and less accumulated amortization of $120,187 and $95,427 as of June 30, 2025 and December 31, 2024, respectively.

As of June 30, 2025, operating lease right of use asset as follow:

As of June 30, 2025
(Unaudited)
Balance as of January 1, 2024	$408,699
Additions	$31,378
Remeasurement	$-
Less: Amortization during the year	$(35,576)
Foreign translation differences	$10,502
Balance as of December 31, 2024	$415,003
Additions	$31,478
Remeasurement	$-
Less: Amortization during the period	$(18,091)
Foreign translation differences	$26,436
Balance as of June 30, 2025	$454,826

As of June 30, 2025, operating lease liability as follow:

As of June 30, 2025
(Unaudited)
Balance as of January 1, 2024	$484,104
Add: Finance cost	$30,666
Add: Additions	$31,378
Less: Repayment of lease liabilities	$(34,772)
Remeasurement	$-
Foreign translation differences	$13,130
Balance as of December 31, 2024	$524,506
Add: Finance cost	$16,818
Add: Additions	$31,478
Less: Repayment of lease liabilities	$(18,507)
Remeasurement	$-
Foreign translation differences	$33,917
Balance as of June 30, 2024	$588,212